CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 155,810	$ 198,075	$ 172,595
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on debt securities arising during the period	32,312	51,959	(11,229)
Change in retirement obligation	3,029	4,649	(8,180)
Unrealized gain (loss) on derivatives	0	217	484
Other comprehensive income (loss)	35,341	56,825	(18,925)
Comprehensive income	$ 191,151	$ 254,900	$ 153,670